Schedule of liquidity risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 6,560,559	$ 4,285,345
Deferred underwriting fee payable	2,753,125
Lease liabilities	2,166,806	2,257,335
Financial liabilities	17,258,969	12,341,321
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	6,540,559	4,285,345
Deferred underwriting fee payable	2,753,125
Borrowings	5,953,741	5,579,034
Lease liabilities	192,282	185,764
Financial liabilities	15,439,707	10,050,143
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Deferred underwriting fee payable
Borrowings	112,880	376,708
Lease liabilities	256,215	329,200
Financial liabilities	369,095	705,908
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Deferred underwriting fee payable
Borrowings
Lease liabilities	1,718,309	1,742,371
Financial liabilities	$ 1,718,309	$ 1,742,371